SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary Of Detailed Information About Non Cash Investing And Financing Activities
a)  Schedule of
non-cash
investing and financing activities:

	Year ended December 31,

	2023	2022
Capitalized share-based payments	$6,867	$6,364
Exploration and evaluation asset expenditures included in accounts payable and accrued liabilities	10,929	4,711
Interest expense included in accounts payable and accrued liabilities	773	85